Note 2 - Fresh Start Accounting (Details Textual) - USD ($)		8 Months Ended
	May 05, 2016	Dec. 31, 2016	Mar. 31, 2017	May 04, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Debt-free Net Cash Flow Growth Rate	3.40%
Fair Value Inputs, Discount Rate	29.00%
Reorganization Value	$ 24,050,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrant, Expiration Date	May 05, 2021
Intangible Assets, Net (Excluding Goodwill)	$ 8,400,000	$ 7,840,408	$ 7,627,391
Goodwill	$ 2,100,000	2,079,284	2,079,284		$ 0	$ 0	$ 0
Preferred Stock, Liquidation Preference, Value		$ 29,038,000	$ 29,038,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Nov. 05, 2016
Series A Preferred Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Stock Issued During Period, Shares, New Issues	29,038
Preferred Stock, Liquidation Preference, Value	$ 29,038,000
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Proceeds from Issuance of Common Stock, Net of Issuance Costs	$ 7,052,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,180,000
Warrant, Expiration Date	May 05, 2021
Stock Issued During Period, Shares, New Issues	7,500,000	2,264,612
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Nov. 05, 2016
Backstop Commitment Date	Jun. 30, 2017
Common Stock [Member] | Backstop Commitment [Member]
Number of Shares Commited to Purchase	12,800,000
Value of Shares Commited to Purchase	$ 3,000,000
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Revaluation of Assets [Member]
Reorganization Value	$ 17,889,000